Loan Capital - Summary (Details) - AUD ($) $ in Millions	Sep. 30, 2019		Sep. 30, 2018		Sep. 30, 2017
Loan capital
Loan capital	$ 21,826	[1]	$ 17,265	[1]	$ 17,666
Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,324		8,955
Westpac capital notes
Loan capital
Loan capital	7,411		7,370
USD AT1 securities
Loan capital
Loan capital	1,913		1,585
Tier 2 loan capital
Loan capital
Loan capital	12,502		8,310
Subordinated notes
Loan capital
Loan capital	11,981		7,822
Subordinated perpetual notes
Loan capital
Loan capital	521		488
Parent Entity
Loan capital
Loan capital	21,826	[1]	17,265	[1]	$ 17,666
Parent Entity | Additional Tier 1 (AT1) loan capital
Loan capital
Loan capital	9,324		8,955
Parent Entity | Westpac capital notes
Loan capital
Loan capital	7,411		7,370
Parent Entity | USD AT1 securities
Loan capital
Loan capital	1,913		1,585
Parent Entity | Tier 2 loan capital
Loan capital
Loan capital	12,502		8,310
Parent Entity | Subordinated notes
Loan capital
Loan capital	11,981		7,822
Parent Entity | Subordinated perpetual notes
Loan capital
Loan capital	$ 521		$ 488

[1]	The Group has adopted AASB 9 and AASB 15 from 1 October 2018. Comparatives have not been restated. In addition, the Group has made a number of presentational changes to the Balance Sheet and Income Statement. Comparatives have been restated. Refer to Note 1 for further detail.